NOTES RECEIVABLE (Tables)	6 Months Ended
Jun. 30, 2012
SCHEDULE OF NOTES RECEIVABLE [Table Text Block]
	June 30, 2012
	(Unaudited)	December 31, 2011
Notes receivable	$-	$15,727